Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Net Loss Per Share
Schedule of computation of denominators used in net loss per share

The denominators used in the net loss per share computations are as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Basic:
Weighted average common shares outstanding	4,570,320	4,519,641	4,559,944	4,503,187
Diluted:
Weighted average common shares outstanding - Basic	4,570,320	4,519,641	4,559,944	4,503,187
Common stock equivalents*	—	—	—	—
Denominator for diluted net loss per share	4,570,320	4,519,641	4,559,944	4,503,187
*	No amounts were considered as their effects would be anti-dilutive.

The denominators used in the net loss per share computations are as follows:

	Year Ended December 31,
	2023	2022	2021
Basic:
Weighted average common shares outstanding	4,512,422	4,471,130	4,226,564
Diluted:
Weighted average common shares outstanding - Basic	4,512,422	4,471,130	4,226,564
Common stock equivalents*	—	—	—
Denominator for diluted net loss per share	4,512,422	4,471,130	4,226,564
*	For the years ended December 31, 2023, 2022 and 2021, no amounts were considered common stock equivalents as their effects would have been anti-dilutive due to net losses for those periods.

Schedule of computation of basic and diluted net loss per share

Basic and diluted net loss per share are computed as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Net loss - basic and diluted	$(12,476)	$(28,032)	$(63,188)	$(86,176)
Weighted-average common shares outstanding:
Basic and diluted	4,570,320	4,519,641	4,559,944	4,503,187
Net loss per share, basic and diluted:	$(2.73)	$(6.20)	$(13.86)	$(19.14)

Basic and diluted net loss per share is computed as follows:

	Year Ended December 31,
	2023	2022	2021
Net loss - basic and diluted	$(118,513)	$(85,474)	$(88,441)
Weighted-average common shares outstanding:
Basic and diluted	4,512,422	4,471,130	4,226,564
Net loss per share, basic and diluted:	$(26.26)	$(19.12)	$(20.93)